Note 8 - Other Liabilities, Current and Noncurrent (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred rent	$ 60,039	$ 63,012	$ 46,058
Deferred rent	682,228	1,227,414	1,373,163
Deferred taxes	363,774	363,774	401,337
Total	$ 1,046,002	$ 1,591,188	$ 1,774,841